Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Remaining Contractual Maturities for Borrowings and Derivative Financial Instruments

The table shows undiscounted principal and interest cash flows and includes contractual gross cash flows to be exchanged as part of cross-currency interest rate swaps and forward foreign exchange contracts where there is a legal right of set-off.

AT 31 DECEMBER 2017		Contractual cash flow
	Carrying amount £m	Within 1 year £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	More than 5 years £m	Total £m
Borrowings
Fixed rate borrowings	(4,417)	(336)	(706)	(577)	(518)	(805)	(2,198)	(5,140)
Floating rate borrowings	(469)	(464)	–	–	–	–	(5)	(469)

Derivative financial liabilities
Interest rate derivatives	(13)	(1)	(1)	(2)	(2)	(4)	(8)	(18)
Cross-currency interest rate swaps	(2)	(258)	(17)	(18)	(18)	(18)	(541)	(870)
Forward foreign exchange contracts	(42)	(2,148)	(418)	(188)	(41)	–	–	(2,795)

Derivative financial assets
Interest rate derivatives	20	13	11	10	1	–	–	35
Cross-currency interest rate swaps	42	246	7	7	7	7	554	828
Forward foreign exchange contracts	53	2,139	422	193	42	–	–	2,796
Total	(4,828)	(809)	(702)	(575)	(529)	(820)	(2,198)	(5,633)

AT 31 DECEMBER 2016		Contractual cash flow
	Carrying amount £m	Within 1 year £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	More than 5 years £m	Total £m
Borrowings
Fixed rate borrowings	(3,937)	(479)	(345)	(733)	(555)	(72)	(2,617)	(4,801)
Floating rate borrowings	(906)	(822)	(2)	(82)	–	–	(4)	(910)

Derivative financial liabilities
Interest rate derivatives	(14)	–	–	(1)	(2)	(2)	(12)	(17)
Cross-currency interest rate swaps	(37)	(21)	(252)	(18)	(20)	(20)	(618)	(949)
Forward foreign exchange contracts	(144)	(1,675)	(512)	(215)	(51)	–	–	(2,453)

Derivative financial assets
Interest rate derivatives	35	17	8	8	9	–	–	42
Cross-currency interest rate swaps	13	9	234	7	7	7	539	803
Forward foreign exchange contracts	21	1,598	467	205	51	–	–	2,321
Total	(4,969)	(1,373)	(402)	(829)	(561)	(87)	(2,712)	(5,964)

Summary of Gains and Losses on the Borrowings and Related Derivatives Designated as Fair Value Hedges

The gains and losses on the borrowings and related derivatives designated as fair value hedges, which are included in the income statement, for the three years ended 31 December 2017, 2016 and 2015 were as follows:

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES	1 January 2017 £m	Fair value movement gain/(loss) £m	De- designated £m	Exchange gain/(loss) £m	31 December 2017 £m
USD debt	16	(1)	(2)	(1)	12
Related interest rate swaps	(16)	1	2	1	(12)
	–	–	–	–	–
EUR debt	(33)	17	–	(1)	(17)
Related interest rate swaps	32	(16)	–	1	17
	(1)	1	–	–	–
Total relating to USD and EUR debt	(17)	16	(2)	(2)	(5)
Total related interest rate swaps	16	(15)	2	2	5
Net (loss)/gain	(1)	1	–	–	–

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES	1 January 2016 £m	Fair value movement gain/(loss) £m	De- designated £m	Exchange gain/(loss) £m	31 December 2016 £m
USD debt	2	13	–	1	16
Related interest rate swaps	(2)	(13)	–	(1)	(16)
	–	–	–	–	–
GBP debt	(14)	–	14	–	–
Related interest rate swaps	14	–	(14)	–	–
	–	–	–	–	–
EUR debt	(9)	(21)	–	(3)	(33)
Related interest rate swaps	8	21	–	3	32
	(1)	–	–	–	(1)
Total relating to USD, GBP and EUR debt	(21)	(8)	14	(2)	(17)
Total related interest rate swaps	20	8	(14)	2	16
Net loss	(1)	–	–	–	(1)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES		1 January 2015 £m	Fair value movement gain/(loss) £m	Exchange gain/(loss) £m	31 December 2015 £m
USD debt		3	(2)	1	2
Related interest rate swaps		(3)	2	(1)	(2)
		–	–	–	–
GBP debt		(20)	6	–	(14)
Related interest rate swaps		20	(6)	–	14
		–	–	–	–
EUR debt		(26)	15	2	(9)
Related interest rate swaps		26	(16)	(2)	8
		–	(1)	–	(1)
Total relating to USD, GBP and EUR debt		(43)	19	3	(21)
Total related interest rate swaps		43	(20)	(3)	20
Net loss		–	(1)	–	(1)

Summary of Movements in the Hedge Reserve Including Gains and Losses on Cash Flow Hedging Instruments

Movements in the hedge reserve in 2016 and 2017, including gains and losses on cash flow hedging instruments, were as follows:

	Debt hedges £m	Revenue hedges £m	Total hedge reserve pre-tax £m
Hedge reserve at 1 January 2016: gains/(losses) deferred	6	(44)	(38)
Losses arising in 2016	(26)	(139)	(165)
Amounts recognised in income statement	27	19	46
Exchange translation differences	1	(5)	(4)
Hedge reserve at 1 January 2017: gains/(losses) deferred	8	(169)	(161)
Gains arising in 2017	63	74	137
Amounts recognised in income statement	(65)	90	25
Exchange translation differences	(1)	(2)	(3)
Hedge reserve at 31 December 2017: gains/(losses) deferred	5	(7)	(2)

Summary of Deferred Gains and Losses on Cash Flow Hedges Currently Expected to Recognised in Future Period

The deferred gains and losses on cash flow hedges at 31 December 2017 are currently expected to be recognised in the income statement in future years as follows:

	Debt hedges £m	Revenue hedges £m	Total hedge reserve pre-tax £m
2018	3	(18)	(15)
2019	(1)	–	(1)
2020	(2)	10	8
2021	(2)	1	(1)
2022 and beyond	7	–	7
Gains/(losses) deferred in hedge reserve at end of year	5	(7)	(2)